Spin-off of distribution business - Additional Information (Detail) (Now Inc [Member], USD $) In Millions, unless otherwise specified	3 Months Ended		0 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	May 22, 2014 Subsequent Event [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Ratio of common stock sharing			4
Sales prior to the spin-off	$ 140	$ 109
Purchases prior to the spin-off	$ 50	$ 31